Nature of business and summary of significant accounting policies (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Receivable	$ 139,000	$ 137,000	$ 141,000
Accumulated deficit	(192,621,000)	(189,393,000)
Subsequent Event [Member]
Debt Financing Facility Agreement Amount	15,000,000
Facility Agreement [Member] | Subsequent Event [Member]
Debt Financing Facility Agreement Amount	$ 15,000,000